Portfolio of Investments
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.5%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.030%	3,900,000	3,900,000
New York 1.6%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	0.030%	3,600,000	3,600,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.030%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.030%	5,145,000	5,145,000
06/15/2050	0.030%	2,050,000	2,050,000
Total			11,795,000
Total Floating Rate Notes (Cost $15,695,000)			15,695,000

Municipal Bonds 86.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.9%
Black Belt Energy Gas District
Revenue Bonds
Series 2017-A (Mandatory Put 07/01/22)
08/01/2047	4.000%	2,500,000	2,575,790
Series 2018A (Mandatory Put 12/01/23)
12/01/2048	4.000%	4,970,000	5,369,206
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-2 (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.620% 12/01/2048	0.640%	5,000,000	5,019,237
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,171,285
Total			14,135,518
Alaska 0.6%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2023	5.000%	1,870,000	2,018,205
04/01/2024	5.000%	1,800,000	2,011,163
Alaska Municipal Bond Bank Authority
Refunding Revenue Bonds
Series 2020-1
12/01/2022	5.000%	700,000	745,186
Total			4,774,554
Arizona 1.6%
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
02/01/2023	5.000%	1,250,000	1,338,250
05/01/2023	5.000%	1,000,000	1,082,313
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,635,710
Coconino County Pollution Control Corp.(d)
Refunding Revenue Bonds
Nevada Power Co.
Series 2020 (Mandatory Put 03/31/23)
09/01/2032	1.875%	1,500,000	1,536,150
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	0.590%	1,420,000	1,414,348
Salt River Project Agricultural Improvement & Power District(e)
Refunding Revenue Bonds
Forward Delivery
Series 2021
01/01/2024	5.000%	4,250,000	4,723,660
Total			11,730,431
Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 4.4%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2022	4.000%	300,000	309,467
06/01/2023	4.000%	400,000	427,439
California Health Facilities Financing Authority(e)
Refunding Revenue Bonds
Lucile Salter Packard Children’s Hospital at Stanford
Series 2022
05/15/2026	5.000%	1,000,000	1,165,035
California Housing Finance
Revenue Bonds
Santa Ana Towers
Series 2020F (Mandatory Put 04/01/22)
04/01/2024	1.450%	2,000,000	2,009,005
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2024	4.000%	380,000	420,646
10/15/2025	4.000%	400,000	454,153
10/15/2026	4.000%	415,000	481,825
California Public Finance Authority(f)
Revenue Bonds
Enso Village Project - TEMPS 50
Series 2021
11/15/2027	2.125%	3,000,000	3,043,465
California State Public Works Board(e)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2025	5.000%	3,000,000	3,449,855
Center Unified School District(g)
Unlimited General Obligation Refunding Bonds
Series 2016 (BAM)
08/01/2031	0.000%	2,000,000	1,597,358
Citrus Community College District(g)
Prerefunded 02/01/24 Unlimited General Obligation Bonds
Election of 2004
Series 2014
08/01/2037	0.000%	2,140,000	2,235,877
City of San Buenaventura
Prerefunded 12/01/21 Revenue Bonds
Community Memorial Health System
Series 2011
12/01/2041	7.500%	4,000,000	4,095,886
Corona-Norco Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,885,083
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Sacramento Airport System(d)
Refunding Revenue Bonds
Series 2018C
07/01/2029	5.000%	1,585,000	2,009,005
Port of Oakland(d)
Refunding Revenue Bonds
Intermediate Lien
Junior Subordinated Series 2021
05/01/2026	5.000%	4,125,000	4,966,256
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Series 2019
01/01/2026	5.000%	1,500,000	1,783,703
San Joaquin Hills Transportation Corridor Agency(g)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	3,000,000	2,973,528
Total			33,307,586
Colorado 2.0%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,396,937
Series 2020B-1
11/15/2021	5.000%	3,015,000	3,056,896
11/15/2022	5.000%	3,160,000	3,358,456
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	2,000,000	2,390,185
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017 (Mandatory Put 03/01/22)
11/15/2038	5.000%	3,650,000	3,663,752
Total			14,866,226
Connecticut 1.2%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2017B
08/15/2026	5.000%	3,250,000	3,950,517
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2021	5.000%	500,000	506,962
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2021	5.000%	425,000	426,673

2	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2021
05/15/2023	0.350%	350,000	350,502
11/15/2023	0.400%	300,000	300,446
Subordinated Series 2018A-2
11/15/2021	2.250%	1,625,000	1,632,788
05/15/2022	2.375%	1,460,000	1,479,477
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2022	5.000%	400,000	414,754
Total			9,062,119
District of Columbia 0.9%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
Series 2011
12/01/2023	5.250%	1,750,000	1,756,780
District of Columbia Housing Finance Agency
Revenue Bonds
Series 2018B-1 (FHA) (Mandatory Put 03/01/22)
09/01/2023	2.550%	5,175,000	5,243,585
Total			7,000,365
Florida 4.1%
City of Port St. Lucie
Special Assessment Refunding Revenue Bonds
Series 2016
07/01/2026	2.250%	1,750,000	1,880,905
County of Broward Airport System(d)
Revenue Bonds
Series 2017
10/01/2021	5.000%	1,480,000	1,491,649
County of Lee Airport(d)
Refunding Revenue Bonds
Series 2021A
10/01/2025	5.000%	1,280,000	1,519,397
10/01/2028	5.000%	3,400,000	4,364,151
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC)
10/01/2022	5.000%	3,100,000	3,248,300
Florida Development Finance Corp.(e),(f)
Revenue Bonds
Mayflower Retirement Community Center - TEMPS 50
Series 2021
06/01/2026	1.750%	1,020,000	1,021,414
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Greater Orlando Aviation Authority(d)
Refunding Revenue Bonds
Subordinated Series 2016A
10/01/2027	5.000%	1,000,000	1,255,019
Miami-Dade County Housing Finance Authority
Revenue Bonds
Series 2020 (Mandatory Put 04/01/22)
04/01/2023	1.400%	1,000,000	1,002,251
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	2,000,000	2,017,816
University of Central Florida Housing Facility(e)
Refunding Revenue Bonds
Series 2021A
10/01/2027	5.000%	2,320,000	2,915,638
10/01/2028	5.000%	2,675,000	3,450,228
University of Florida Department of Housing & Residence Education System
Revenue Bonds
Series 2021A
07/01/2028	5.000%	5,370,000	6,911,251
Total			31,078,019
Georgia 1.0%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,000,000	1,035,197
Georgia State Road & Tollway Authority(f),(g)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	1,000,000	935,783
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	3,360,000	3,737,888
Series 2019C
09/01/2024	5.000%	1,500,000	1,710,542
Total			7,419,410
Illinois 10.8%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2021B
12/01/2022	5.000%	400,000	424,140

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2022	5.000%	2,000,000	2,039,399
Junior 2nd Lien
Series 2014A
01/01/2027	5.000%	2,885,000	3,196,924
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General Senior Lien
Series 2012B Escrowed to Maturity
01/01/2022	5.000%	5,000,000	5,099,620
Series 2013A Escrowed to Maturity
01/01/2022	5.000%	5,675,000	5,788,068
Series 2015A
01/01/2028	5.000%	2,515,000	2,888,988
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2008
01/01/2024	5.000%	2,200,000	2,442,922
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2021	5.000%	2,115,000	2,139,986
Series 2016
11/01/2022	5.000%	3,220,000	3,413,203
Revenue Bonds
2nd Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,514,057
Cook County Community College District No. 535 Oakton
Prerefunded 12/01/24 Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	200,000	224,697
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	1,550,000	1,881,997
Illinois Development Finance Authority(g)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	1,510,000	1,480,507
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	2,395,000	2,380,577
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,000,000	2,005,817
Carle Foundation
Series 2016A
02/15/2028	5.000%	1,505,000	1,802,228
Swedish Covenant Hospital
Series 2016 Escrowed to Maturity
08/15/2021	5.000%	455,000	455,930
University of Chicago
Series 2021A
10/01/2025	5.000%	2,000,000	2,379,527
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	2,545,000	2,672,466
Kane Cook & DuPage Counties School District No. U-46 Elgin(g)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	2,000,000	1,985,016
Kendall Kane & Will Counties Community Unit School District No. 308(g)
Unlimited General Obligation Bonds
Capital Appreciation-School
Series 2018 (AGM)
02/01/2022	0.000%	1,950,000	1,944,966
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,144,495
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2024	3.000%	2,250,000	2,347,232
06/15/2025	3.000%	2,000,000	2,127,260
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	5,180,000	6,257,967
State of Illinois
Unlimited General Obligation Bonds
Senior
Series 2014
05/01/2026	5.000%	2,000,000	2,240,033
05/01/2027	5.000%	1,500,000	1,678,933
Series 2017D
11/01/2028	5.000%	1,600,000	1,979,253

4	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020B
10/01/2026	5.000%	1,000,000	1,213,937
Series 2020C
05/01/2022	5.125%	500,000	518,373
05/01/2023	5.375%	250,000	272,057
Series 2020D
10/01/2022	5.000%	500,000	527,626
10/01/2024	5.000%	2,000,000	2,284,615
Series 2021A
03/01/2024	5.000%	1,250,000	1,397,653
Series 2021B
03/01/2023	5.000%	2,500,000	2,685,632
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2022	5.000%	1,500,000	1,535,921
Series 2018A
10/01/2021	5.000%	2,000,000	2,015,748
10/01/2023	5.000%	2,300,000	2,530,310
Total			81,918,080
Indiana 1.8%
Elkhart County Corrections Complex Building Corp.
Refunding Revenue Bonds
1st Mortgage
Series 2015
12/01/2025	4.000%	2,505,000	2,857,330
Greencastle Community School Building Corp.
Revenue Bonds
Series 2021
07/15/2030	4.000%	1,540,000	1,852,919
Indiana Finance Authority
Refunding Revenue Bonds
Indianapolis Power & Light Co. Project
Series 2021
08/01/2025	0.650%	1,500,000	1,499,456
Indiana Health & Educational Facilities Financing Authority
Prerefunded 11/02/2021 Revenue Bonds
Ascension Health Alliance
Series 2006B-3
11/15/2031	1.750%	70,000	70,233
Unrefunded Revenue Bonds
Ascension Health Alliance
Series 2006B-3 (Mandatory Put 11/02/21)
11/15/2031	1.750%	4,610,000	4,628,875
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2020B-2 (GNMA)
01/01/2022	5.000%	1,555,000	1,584,652
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indianapolis Local Public Improvement Bond Bank
Refunding Revenue Bonds
Series 2021A
06/01/2024	5.000%	1,000,000	1,125,432
Total			13,618,897
Iowa 0.6%
Iowa Student Loan Liquidity Corp.(d)
Refunding Revenue Bonds
Series 2019B
12/01/2022	5.000%	400,000	425,100
12/01/2023	5.000%	1,880,000	2,080,268
Revenue Bonds
Series 2015A
12/01/2022	5.000%	2,000,000	2,121,910
Total			4,627,278
Kansas 0.4%
City of Eudora
Unlimited General Obligation Bonds
Temporary Notes
Series 2021A
09/01/2023	3.000%	2,485,000	2,631,922
Kentucky 2.2%
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	1,250,000	1,254,394
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	2,174,401
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2022	5.000%	1,000,000	1,033,265
Kentucky Public Energy Authority
Revenue Bonds
Series 2018A (Mandatory Put 04/01/24)
04/01/2048	4.000%	1,500,000	1,635,544
Series 2019A-1 (Mandatory Put 06/01/25)
12/01/2049	4.000%	5,000,000	5,627,192
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #112
Series 2016B
11/01/2021	5.000%	3,000,000	3,035,968

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville Regional Airport Authority(d)
Refunding Revenue Bonds
Series 2014-A
07/01/2022	5.000%	1,625,000	1,694,370
Total			16,455,134
Louisiana 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,283,516
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	1,016,591
Total			2,300,107
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
MaineHealth
Series 2020A
07/01/2026	5.000%	400,000	485,958
07/01/2027	5.000%	600,000	750,432
Total			1,236,390
Maryland 0.4%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	620,000	671,818
Maryland Community Development Administration(e)
Revenue Bonds
Series 2021B
03/01/2027	0.900%	860,000	861,354
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2020 (Mandatory Put 07/01/25)
07/01/2045	5.000%	1,500,000	1,725,804
Total			3,258,976
Massachusetts 2.7%
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
04/01/2022	0.550%	485,000	485,855
10/01/2022	0.600%	535,000	536,860
04/01/2023	0.650%	590,000	593,640
10/01/2023	0.700%	470,000	473,485
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Greenfield
General Obligations Notes
BAN Series 2020
10/01/2021	1.500%	4,903,820	4,915,599
Massachusetts Development Finance Agency(e)
Refunding Revenue Bonds
Berkshire Health System
Series 2021
10/01/2027	5.000%	500,000	628,538
Massachusetts Educational Financing Authority(d)
Revenue Bonds
Education Loan
Series 2021
07/01/2025	5.000%	750,000	877,665
07/01/2026	5.000%	1,120,000	1,349,213
Series 2015A
01/01/2022	5.000%	3,500,000	3,569,832
Senior Revenue Bonds
Series 2019B
07/01/2023	5.000%	500,000	544,534
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	270,000	270,209
Series 2021A-2 (HUD)
06/01/2024	0.400%	500,000	500,499
Massachusetts Port Authority(d)
Prerefunded 07/01/22 Revenue Bonds
Series 2012A
07/01/2042	5.000%	4,000,000	4,176,186
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	885,000	1,075,182
Total			19,997,297
Michigan 2.4%
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	1,615,000	1,640,640
10/15/2027	1.100%	1,650,000	1,689,928
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014-25A
11/01/2023	3.500%	3,165,000	3,273,742

6	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority(e)
Revenue Notes
State Aid
Series 2021A-2 (PNC Bank NA)
08/22/2022	3.000%	5,000,000	5,144,950
Michigan State Housing Development Authority
Revenue Bonds
Series 2021A
04/01/2025	0.550%	1,000,000	1,001,441
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B
12/01/2021	5.000%	1,000,000	1,015,706
12/01/2022	5.000%	1,100,000	1,169,787
Series 2015F
12/01/2027	5.000%	2,810,000	3,334,071
Total			18,270,265
Minnesota 1.4%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2022	4.000%	500,000	513,540
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2022	3.000%	100,000	101,614
08/01/2023	3.000%	200,000	206,152
08/01/2024	3.000%	100,000	104,346
08/01/2025	3.000%	200,000	210,634
08/01/2026	3.000%	250,000	263,597
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2022	5.000%	965,000	985,866
Hastings Independent School District No. 200(g)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	797,317
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2024	5.000%	3,685,000	4,254,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2021C (GNMA)
07/01/2023	0.450%	250,000	250,470
01/01/2024	0.600%	400,000	401,111
Revenue Bonds
Series 2020A
07/01/2022	1.300%	185,000	186,387
07/01/2023	1.350%	230,000	233,311
Series 2020A (GNMA)
07/01/2024	1.450%	150,000	153,186
Series 2020D (GNMA)
07/01/2026	1.650%	430,000	436,152
Series 2020H
01/01/2023	0.550%	200,000	200,637
07/01/2023	0.600%	230,000	231,045
01/01/2024	0.650%	195,000	196,009
07/01/2024	0.700%	200,000	201,030
01/01/2025	0.800%	365,000	366,597
07/01/2025	0.850%	395,000	396,660
Total			10,690,021
Mississippi 0.1%
County of Warren(d)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	1,045,635
Missouri 1.3%
City of Springfield(d)
Refunding Revenue Bonds
Series 2017B
07/01/2024	5.000%	1,710,000	1,943,227
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2033	5.000%	5,000,000	5,736,581
Joplin Industrial Development Authority
Refunding Revenue Bonds
Freeman Health System
Series 2015
02/15/2035	5.000%	1,820,000	1,980,916
Total			9,660,724
Nebraska 0.8%
Central Plains Energy Project
Refunding Revenue Bonds
Project #3
Series 2017A
09/01/2026	5.000%	680,000	830,328

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Social Bonds
Series 2021C (FNMA)
03/01/2024	5.000%	1,520,000	1,703,035
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	1,989,809
Nebraska Public Power District(e)
Refunding Revenue Bonds
Series 2021A
01/01/2023	5.000%	1,135,000	1,199,255
01/01/2025	5.000%	525,000	597,948
Total			6,320,375
Nevada 1.2%
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2026	5.000%	500,000	608,219
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Junior Subordinated Series 2021B
07/01/2025	5.000%	2,590,000	3,048,480
Las Vegas McCarran International Airport
Series 2017
07/01/2022	5.000%	2,240,000	2,339,420
Subordinated Series 2017A-1
07/01/2022	5.000%	3,000,000	3,133,152
Total			9,129,271
New Hampshire 0.4%
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/24)
Muni Swap Index Yield + 0.375% 10/01/2033	0.395%	2,000,000	2,000,012
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	1,049,047
Total			3,049,059
New Jersey 5.8%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2022	5.000%	500,000	513,191
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Newark
Unlimited General Obligation Refunding Bonds
School Bond Reserve Fund
Series 2020B
10/01/2021	5.000%	200,000	201,403
10/01/2022	5.000%	400,000	419,135
Garden State Preservation Trust(g)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	5,000,000	4,965,874
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/23)
11/01/2034	1.200%	3,000,000	3,037,605
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	1,200,000	1,198,722
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,710,190
Series 2015XX
06/15/2026	4.250%	2,355,000	2,683,457
Series 2017B
11/01/2022	5.000%	2,285,000	2,421,214
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2022	5.000%	200,000	208,301
06/15/2023	5.000%	220,000	239,792
06/15/2024	5.000%	300,000	339,587
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,459,546
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2019A
12/01/2029	2.375%	445,000	468,055
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2020A
12/01/2022	5.000%	1,000,000	1,062,060
Revenue Bonds
Senior Series 2016-1A
12/01/2025	5.000%	1,000,000	1,188,388
12/01/2026	5.000%	1,000,000	1,180,864

8	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1A
12/01/2027	4.000%	2,400,000	2,559,625
Series 2017-1A
12/01/2023	5.000%	2,100,000	2,326,295
Series 2020B
12/01/2022	5.000%	1,150,000	1,221,369
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2020F (HUD)
04/01/2026	1.500%	3,585,000	3,618,773
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,125,045
New Jersey Transportation Trust Fund Authority(e)
Refunding Revenue Bonds
Series 2022AA
06/15/2027	5.000%	3,185,000	3,792,264
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2023	4.000%	1,000,000	1,069,482
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	1,000,000	1,039,824
Total			44,050,061
New Mexico 0.5%
City of Farmington(d)
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/22)
06/01/2040	1.200%	1,500,000	1,510,657
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	2,040,449
Total			3,551,106
New York 9.4%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	5,000,000	5,059,923
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Refunding Bonds
Series 2020B-1
11/01/2029	5.000%	1,920,000	2,554,553
County of Montgomery(e)
Limited General Obligation Notes
BAN Series 2021
08/04/2022	1.000%	5,050,000	5,088,098
Fulton City School District
Unlimited General Obligation Notes
BAN Series 2020
11/05/2021	1.500%	6,000,000	6,019,127
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G (Mandatory Put 12/31/21)
11/01/2057	2.000%	915,000	919,013
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2020A
02/15/2026	5.000%	1,890,000	2,277,555
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021
07/01/2025	3.000%	1,725,000	1,804,153
Series 2021B
07/01/2027	4.000%	1,000,000	1,068,875
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019B-1
05/15/2022	5.000%	2,000,000	2,074,430
BAN Series 2020A-S2
02/01/2022	4.000%	2,000,000	2,036,933
Series 2020A-1
02/01/2023	5.000%	5,000,000	5,353,892
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020 (FHA) (Mandatory Put 05/01/25)
11/01/2060	0.700%	4,680,000	4,707,329
Sustainable Development
Series 2021 (FHA) (Mandatory Put 07/01/25)
05/01/2061	0.600%	4,000,000	4,017,446
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	2,500,000	2,592,346

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2023	5.000%	2,250,000	2,495,796
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2024	5.000%	1,000,000	1,155,450
Port Authority of New York & New Jersey(d)
Prerefunded 10/15/21 Revenue Bonds
Series 2011-106
10/15/2021	5.000%	2,250,000	2,271,624
Refunding Revenue Bonds
Series 2021-226
10/15/2026	5.000%	2,670,000	3,262,963
10/15/2027	5.000%	1,625,000	2,040,312
10/15/2028	5.000%	1,750,000	2,249,629
Revenue Bonds
Series 2013-178
12/01/2025	5.000%	1,975,000	2,190,754
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2017-206
10/01/2021	1.800%	1,165,000	1,167,807
04/01/2022	1.950%	1,300,000	1,312,831
Social Bonds
Series 2021-232
10/01/2023	5.000%	460,000	506,480
04/01/2024	5.000%	355,000	398,355
10/01/2024	5.000%	370,000	422,595
Series 2021-235
04/01/2026	1.050%	1,275,000	1,282,485
10/01/2026	1.150%	1,335,000	1,344,029
04/01/2027	1.300%	2,705,000	2,725,711
Revenue Bonds
55th Series 2017
10/01/2021	2.050%	505,000	506,420
Total			70,906,914
North Carolina 0.7%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,734,636
Series 2018
01/01/2025	5.000%	1,110,000	1,283,631
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	1,500,000	1,676,259
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(g)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	724,173
Total			5,418,699
Ohio 1.7%
City of Cleveland Airport System(d)
Refunding Revenue Bonds
Series 2019B
01/01/2024	5.000%	1,200,000	1,336,810
Hillsdale Local School District
Certificate of Participation
Ohio School Facilities Project
Series 2020 (BAM)
12/01/2021	4.000%	500,000	506,182
12/01/2022	4.000%	600,000	629,950
12/01/2023	4.000%	670,000	727,497
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	6,000,000	6,276,895
State of Ohio(e)
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2021
01/01/2026	5.000%	2,260,000	2,685,589
01/01/2028	5.000%	775,000	974,581
Total			13,137,504
Oklahoma 0.5%
Oklahoma Development Finance Authority(d)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,000,000	4,043,225
Oregon 0.8%
County of Gilliam(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 05/02/22)
08/01/2025	2.400%	1,000,000	1,001,755
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2025	5.000%	465,000	551,038
08/15/2026	5.000%	300,000	366,997

10	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon State Business Development Commission(d)
Revenue Bonds
Intel Corp. Project
Series 250 (Mandatory Put 03/01/22)
03/01/2049	5.000%	2,500,000	2,566,990
Yamhill County Hospital Authority
Revenue Bonds
Friendsview - TEMPS 50
Series 2021B-3
11/15/2026	1.750%	1,500,000	1,503,481
Total			5,990,261
Pennsylvania 6.8%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Private Activity
Series 2021
07/01/2026	5.000%	3,750,000	4,555,855
07/01/2027	5.000%	4,000,000	4,987,108
Series 2017B
07/01/2022	5.000%	500,000	521,815
Series 2020C
07/01/2025	5.000%	2,450,000	2,883,697
McKeesport Area School District
Limited General Obligation Refunding Bonds
Series 2021A (AGM)
10/01/2029	4.000%	1,530,000	1,884,374
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2022	3.000%	725,000	730,979
Senior Revenue Bonds
UPMC
Series 2015B
03/15/2026	5.000%	1,845,000	2,190,116
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco
Series 2015
12/31/2029	5.000%	5,000,000	5,937,227
12/31/2030	5.000%	2,460,000	2,909,915
PA Bridges Finco LP
Series 2015
12/31/2021	5.000%	1,170,000	1,192,409
06/30/2022	5.000%	5,000,000	5,210,924
Pennsylvania Bridges Finco LP - P3 Project
Series 2015
12/31/2024	5.000%	1,800,000	2,076,256
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2017-124A
10/01/2021	1.750%	365,000	365,820
Social Bonds
Series 2021-134B
04/01/2022	5.000%	1,235,000	1,274,539
04/01/2023	5.000%	1,000,000	1,078,382
04/01/2025	5.000%	435,000	504,798
10/01/2025	5.000%	300,000	353,254
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,607,928
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,441,486
10/01/2026	1.500%	1,500,000	1,548,733
Pennsylvania Turnpike Commission(c)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	0.620%	5,000,000	5,038,771
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017B-2
06/01/2031	5.000%	1,000,000	1,229,626
Revenue Bonds
Subordinated Series 2021B
12/01/2027	5.000%	700,000	886,719
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	588,933
09/01/2023	5.000%	450,000	493,883
Total			51,493,547
Puerto Rico 0.7%
Puerto Rico Housing Finance Authority(h)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2022	5.000%	2,500,000	2,656,878
12/01/2023	5.000%	2,500,000	2,766,314
Total			5,423,192
Rhode Island 1.5%
Rhode Island Commerce Corp.
Revenue Bonds
Department of Transportation
Series 2020A
05/15/2025	5.000%	1,000,000	1,173,868

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island Health and Educational Building Corp.
Revenue Bonds
Public Schools Financing Program Social Bonds
Series 2021
05/15/2030	4.000%	1,725,000	2,154,324
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,312,160
10/01/2026	2.650%	1,575,000	1,673,016
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2022	5.000%	1,300,000	1,379,780
12/01/2023	5.000%	750,000	828,970
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	718,441
12/01/2024	5.000%	875,000	1,002,229
12/01/2035	2.875%	1,070,000	1,083,903
Total			11,326,691
South Carolina 0.6%
Patriots Energy Group Financing Agency
Revenue Bonds
Series 2018A (Mandatory Put 02/01/24)
10/01/2048	4.000%	2,550,000	2,765,458
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
01/01/2024	1.500%	1,065,000	1,090,130
07/01/2024	1.550%	560,000	576,126
Total			4,431,714
Tennessee 0.3%
Memphis-Shelby County Airport Authority(d)
Refunding Revenue Bonds
Series 2020B
07/01/2024	5.000%	2,235,000	2,539,831
Texas 4.7%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2024	5.000%	550,000	619,029
12/15/2026	5.000%	625,000	733,933
Central Texas Regional Mobility Authority
Revenue Bonds
Subordinated BAN Series 2020F
01/01/2025	5.000%	1,500,000	1,697,627
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021C
01/01/2027	5.000%	2,000,000	2,375,546
City of Houston
Limited General Obligation Refunding Bonds
Series 2017A
03/01/2030	5.000%	1,820,000	2,243,195
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2027	5.000%	1,890,000	2,356,409
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2024	5.000%	1,000,000	1,136,390
Denton Independent School District
Prerefunded 08/15/25 Unlimited General Obligation Bonds
School Building
Series 2015A
08/15/2040	5.000%	2,000,000	2,375,680
Unlimited General Obligation Bonds
Series 2020
08/15/2025	5.000%	1,575,000	1,869,206
DeSoto Independent School District(g)
Unlimited General Obligation Refunding Bonds
Series 2020
08/15/2026	0.000%	2,510,000	2,426,747
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
National Western Life Group
Series 2019A (Mandatory Put 12/01/26)
07/01/2049	5.000%	3,140,000	3,852,631
Harris County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	0.590%	2,000,000	1,991,913
La Joya Independent School District
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2028	5.000%	2,270,000	2,865,789
Lewisville Independent School District(g)
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2022	0.000%	3,175,000	3,169,172
North Texas Tollway Authority(g)
Refunding Revenue Bonds
Capital Appreciation
Series 2008 (AGM)
01/01/2028	0.000%	2,185,000	2,050,306

12	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Texas
Unlimited General Obligation Bonds
College Student Loans
Series 2020A
08/01/2026	4.500%	1,000,000	1,192,868
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2022	5.000%	1,750,000	1,862,761
12/15/2028	5.000%	500,000	641,892
Total			35,461,094
Utah 1.1%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B (Mandatory Put 08/01/22)
05/15/2056	5.000%	3,750,000	3,881,985
Series 2020B (Mandatory Put 08/01/24)
05/15/2060	5.000%	1,500,000	1,713,957
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2032	5.000%	2,105,000	2,580,564
Total			8,176,506
Virginia 1.2%
Amelia County Industrial Development Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,788,368
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2023	5.000%	740,000	807,848
Halifax County Industrial Development Authority
Revenue Bonds
Virginia Electric and Power Co. Project
Series 2008B (Mandatory Put 04/01/22)
12/01/2041	0.450%	4,000,000	4,004,943
Virginia Port Authority Commonwealth Port Fund(d)
Refunding Revenue Bonds
Series 2020B
07/01/2029	5.000%	850,000	1,100,038
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2022	5.000%	400,000	407,728
01/01/2023	5.000%	425,000	452,458
01/01/2024	5.000%	500,000	553,932
Total			9,115,315
Washington 2.6%
Chelan County Public Utility District No. 1(d)
Refunding Revenue Bonds
Series 2020C
07/01/2023	5.000%	990,000	1,078,176
07/01/2024	5.000%	2,155,000	2,435,476
07/01/2025	5.000%	1,170,000	1,364,214
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2021
08/01/2025	5.000%	2,035,000	2,394,132
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2022	5.000%	2,000,000	2,063,622
04/01/2023	5.000%	2,000,000	2,159,206
Series 2018B
05/01/2023	5.000%	2,000,000	2,167,132
Seattle Housing Authority
Revenue Bonds
Hinoki Apartments Project
Series 2020A
06/01/2023	3.000%	3,000,000	3,140,770
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015
12/01/2022	2.600%	1,030,000	1,056,335
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,501,478
Total			19,360,541
Wisconsin 2.7%
City of Milwaukee
Unlimited General Obligation Bonds
Promissory Notes
Series 2015N-2
03/15/2024	4.000%	2,545,000	2,795,897

Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Corporate Purpose Bonds
Series 2018
04/01/2029	5.000%	1,745,000	2,156,588
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Marshfield Clinic Health System, Inc.
Series 2020 (Mandatory Put 02/15/25)
02/15/2052	5.000%	3,500,000	3,980,162
Series 2019B-5 (Mandatory Put 12/03/24)
11/15/2033	5.000%	7,165,000	8,293,397
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2017B (FHA)
09/01/2022	2.150%	870,000	884,288
Revenue Bonds
Series 2018A
03/01/2022	2.500%	1,265,000	1,278,082
09/01/2022	2.600%	710,000	723,851
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Social Bonds
Series 2021
03/01/2024	0.450%	500,000	501,070
Total			20,613,335
Wyoming 0.1%
Wyoming Community Development Authority(d)
Refunding Revenue Bonds
Series 2020-3
06/01/2023	5.000%	955,000	1,031,262
Total Municipal Bonds (Cost $643,844,963)			653,654,457

Municipal Short Term 7.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.2%
California Municipal Finance Authority(f)
Revenue Notes
State Deferral Financing Program
RAN Series 2021
12/15/2021	1.090%	1,700,000	1,700,347
Illinois 0.1%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2021
12/01/2021	0.470%	400,000	406,061
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 3.8%
Brockton Area Transit Authority
Revenue Notes
RAN Series 2021
07/29/2022	0.210%	6,300,000	6,365,236
MetroWest Regional Transit Authority
Revenue Notes
RAN Series 2020
09/17/2021	0.330%	5,000,000	5,007,606
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2021
07/15/2022	0.190%	5,000,000	5,062,598
Southeastern Massachusetts Regional 911 District
Limited General Obligation Notes
BAN Series 2020
10/14/2021	0.380%	7,133,389	7,149,702
Worcester Regional Transit Authority
Revenue Notes
RAN Series 2021
06/24/2022	0.240%	5,000,000	5,045,351
Total			28,630,493
Nevada 0.3%
State of Nevada Department of Business & Industry(f)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2020 (Mandatory Put 02/01/22)
01/01/2050	0.250%	2,500,000	2,500,452
New Jersey 0.1%
City of Newark
Unlimited General Obligation Notes
BAN Series 2020C
10/05/2021	0.220%	1,000,000	1,003,210
New York 1.6%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2020
09/29/2021	0.270%	5,000,000	5,010,007
RAN Series 2021
06/17/2022	0.240%	7,000,000	7,077,400
Total			12,087,407
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority(b),(d),(e)
Revenue Bonds
Waste Management, Inc. Project
Series 2013 (Mandatory Put 11/01/21)
08/01/2045	1.000%	1,300,000	1,300,000

14	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Texas 0.7%
Mission Economic Development Corp.(d),(e)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 11/01/21)
01/01/2026	0.200%	5,600,000	5,600,000
Total Municipal Short Term (Cost $53,206,965)			53,227,970

Money Market Funds 10.4%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(i)	88,012	88,003
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(i)	78,448,142	78,448,142
Total Money Market Funds (Cost $78,536,146)		78,536,145
Total Investments in Securities (Cost $791,283,074)		801,113,572
Other Assets & Liabilities, Net		(44,732,814)
Net Assets		$756,380,758
At July 31, 2021, securities and/or cash totaling $105,250 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(130)	09/2021	USD	(28,685,313)	781	—
U.S. Treasury 5-Year Note	(75)	09/2021	USD	(9,333,398)	—	(54,627)
Total					781	(54,627)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2021.
(c)	Variable rate security. The interest rate shown was the current rate as of July 31, 2021.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2021, the total value of these securities amounted to $9,201,461, which represents 1.22% of total net assets.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2021, the total value of these securities amounted to $5,423,192, which represents 0.72% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Columbia Short Term Municipal Bond Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2021 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Columbia Short Term Municipal Bond Fund | Quarterly Report 2021

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